Related Party Transactions	12 Months Ended
Mar. 31, 2016
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 21: — RELATED PARTY TRANSACTIONS

In addition to Sun controlling 79.3% of the voting power in the Company as of March 31, 2016, the Company has substantial relationships with Sun.  Certain of Taro’s Board members are also on Sun boards of directors, including Taro’s Chairman, Dilip Shanghvi who is also Managing Director of Sun Pharma’s board of directors.  In addition, certain of Taro’s officers and executives are also executives of Sun.

Arrangements with Sun

Since 2013, Taro has entered into various commercial transactions, including product distribution and service agreements with Sun in the ordinary course of our business. The Company does not currently deem any of these transactions material or unusual and believes that the terms of these transactions are comparable to those offered by or that could be obtained from unrelated third parties. Additionally, pursuant to Israeli requirements, each of the transactions was presented to the Audit Committee, which determined that each such transaction was not considered extraordinary, as defined in the Israeli Companies Law and therefore did not require shareholder approval. The Audit Committee further determined the approval requirements for the different types of transactions.

In April 2016, Sun and Taro affiliates entered into a services arrangement (the “Services Agreement”) that is intended to allow the companies to share the services of certain employees of the respective companies involved in certain North American management and operations in the following areas:  Human Resources, Information Technology, Legal (including intellectual property matters), Management, Procurement and certain aspects of Commercial and Customer Service, Finance (including Accounts Receivable and Accounts Payable processing and Tax compliance), Regulatory Affairs and Supply Chain (each a “Service Area” and collectively, “Service Areas”).

The companies are required to maintain records (the “Service Reports”) of the costs associated with the provision of the services under the Services Agreement, and allocate such costs to the applicable Services Areas, based upon the established allocation methodologies for each Service Area.  The Company’s Audit Committee will review the Service Reports on a semi-annual basis and will review annually, the Service Agreement as a whole, to determine its efficacy and whether it is in the Company’s best interests.

Each of the employees providing services under the Services Agreement is required to sign a written acknowledgment of his/her receipt of and agreement to be bound by (a) the confidentiality and non-disclosure agreement between Sun and Taro, and (b) guidelines for consideration in the performance of such services, including the identification of potential conflicts of interest.